TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

                                 of Turner Funds

               Supplement dated June 14, 2002, to the Statement of
                    Additional Information dated May 30, 2002


      Effective immediately, the table immediately following the fourth paragraph contained in the "Computation of Yield and Total Return" section of the Turner Large Cap Growth Opportunities Fund's Statement of Additional Information dated May 30, 2002 is replaced in its entirety by the following:

                                                                        Average Annual Total
                                         Average Annual Total          Return (After Taxes on
              Average Annual Total      Return (After Taxes on           Distributions and
             Return (Before Taxes)1          Distributions)1                Redemptions)1
             ----------------------      -----------------------       -----------------------
                          Since                         Since                          Since
             One Year    Inception*      One Year     Inception*       One Year      Inception*

Class I      -56.14%        6.33%         -60.56%        3.30%          -32.18%          5.27%

Class A      -56.17%      -55.39%         -67.85%      -66.92%          -28.87%        -44.52%

Class B        N/A        -50.02%           N/A        -62.54%            N/A          -24.83%

Class C      -54.60%      -55.22%         -67.09%      -67.22%          -27.35%        -44.25%


1 The performance shown is that of the Mercury Select Growth Fund. From its inception on January 31, 1997 until its reorganization in June 2000, the Mercury Select Growth Fund operated as the Turner Large Cap Growth Equity Fund, a portfolio of the TIP Funds (now Turner Funds). If the Reorganization described in the Proxy Statement/Prospectus is approved, the Turner Large Cap Growth Opportunities Fund will become the successor to the Mercury Select Growth Fund.

* Inception dates of Class I, A, B and C shares of Mercury Select Growth Fund are January 31, 1997, September 18, 2000, November 17, 2000 and September 21, 2000, respectively.